Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)		$ (913)	$ 990	$ 773
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation amortization and Impairment of Goodwill		1,327	289	245
Gain from sale and disposal of property and equipment		(10)		(10)
Currency fluctuation of loans		213	(225)	264
Severance pay, net		2	15	92
Share-based compensation expense		81	67	60
Decrease (Increase) in trade receivables, net		(1,970)	1,180	(1,876)
Decrease (Increase) in other accounts receivable and other assets		(357)	84	58
Decrease (Increase) in inventories		(2,125)	366	(926)
Increase (decrease) in trade payables		2,397	(1,845)	1,350
Increase (decrease) in employees and payroll accruals,deferred revenues, accrued expenses and other liabilities		440	(178)	347
Net cash used in (provided by) operating activities		(915)	743	377
Cash flows from investing activities:
Purchase of property and equipment		(335)	(689)	(368)
Proceeds from sale of property and equipment		10		53
Acquisition of Imdecol		(1,895)
Net cash used in investing activities		(2,220)	(689)	(315)
Cash flows from financing activities:
Proceeds from issuance of shares, net		1,498	377	606
Proceeds from exercise of options		316
Proceeds from long-term loans		737		2,976
Repayment of long-term loans		(579)	(469)	(3,346)
Net cash provided by (used in) financing activities		1,972	(92)	236
Increase (decrease) in cash, cash equivalents and restricted cash		(1,163)	(38)	298
Cash, cash equivalents and restricted cash at the beginning of the year		1,742	1,780	1,482
Cash, cash equivalents and restricted cash at the end of the year		579	1,742	1,780
(a) Net cash paid during the year for:
Interest		98	91	161
Taxes		31	15	7
(b) Non-cash activities:
Prepaid expenses related to 2017 SEDA (see Note 15a(1)		35	28
Operating lease right-of-use assets due to adoption of ASU No. 2016-02		1,176
Operating lease liabilities due to adoption of ASU No. 2016-02		$ 1,176
(c) Net cash used to pay for the Acquisition of Imdecol (see Note 3):
Inventory	380
Intangible assets , Net	953
Property and equipment, Net	91
Loss Contracts	(614)
Goodwill	1,085
Net cash used to pay for the Acquisition	$ 1,895